Commitments and Contingencies	12 Months Ended
Jun. 30, 2020
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

NOTE 11 – COMMITMENTS AND CONTINGENCIES

Contingencies

The Company may be involved in various legal proceedings, claims and other disputes arising from the commercial operations, projects, employees and other matters which, in general, are subject to uncertainties and in which the outcomes are not predictable. The Company determines whether an estimated loss from a contingency should be accrued by assessing whether a loss is deemed probable and can be reasonably estimated. Although the Company can give no assurances about the resolution of pending claims, litigation or other disputes and the effect such outcomes may have on the Company, the Company believes that any ultimate liability resulting from the outcome of such proceedings, to the extent not otherwise provided or covered by insurance, will not have a material adverse effect on the Company’s consolidated financial position or results of operations or liquidity.

Capital Investment Obligation

Dogness Intelligence Technology Co., Ltd.

On July 6, 2018, a new entity called Dogness Intelligence Technology Co., Ltd. (“Intelligence Guangzhou”), was incorporated under the laws of the People’s Republic of China in Guangzhou City, Guangdong Province, China with a total registered capital of RMB 80 million ($11.3 million). The Company’s subsidiary, Dongguan Jiasheng, is required to contribute RMB 46.4 million ($6.8 million) as paid-in capital in exchange for 58% ownership interest in Intelligence Guangzhou. As of the date of this report, Dongguang Jiasheng has not made the capital contribution. Pursuant to the article of incorporation, the Company is required to complete the capital contribution before May 22, 2038.

Zhangzhou Meijia Metal Product Ltd.

Meijia was incorporated under the laws of the People’s Republic of China with a total registered capital of RMB 60.0 million ($8.5 million). As of June 30, 2019, RMB 30 million ($4.2 million) capital contribution has been made. During the year ended June 30, 2020, the Company made additional capital contribution of RMB 10.9 million ($1.6 million) in Meijia. Subsequently, between July and September 2020, the Company made additional capital contributions of RMB 1.3 million ($0.2 million).

As of the date of this report, pursuant to the articles of incorporation of Meijia, the Company is obligated to contribute the remaining RMB 17.8 million ($2.5 million) capital investment into Meijia before December 30, 2025 whenever the Company has available funds.

Dongguan Jiasheng Enterprise Ltd.

Dongguan Jiasheng was incorporated under the laws of the People’s Republic of China with a total registered capital of RMB 50.0 million ($7.1 million). As of June 20, 2019, RMB 10 million ($1.4 million) capital contribution has been made. During the year ended June 30, 2020, the Company made additional capital contribution of RMB 29 million ($4.2 million) in Dongguan Jiasheng. Subsequently, in July and August 2020, the Company made additional capital contributions of RMB 11.0 million ($1.6 million).

As of the date of this report, pursuant to the articles of incorporation of Dongguan Jiasheng, the Company made all capital contributions.

Dogness Network

As disclosed in Note 3 above, the Company is required to invest RMB 8.0 million (approximately $1.1 million) in exchange for 10% ownership interest in Dogness Network. As of June 30, 2020, the Company made capital contribution of RMB 4.4 million (approximately $0.6 million) to Dogness Network. Subsequently, in August 2020, the Company made additional capital contribution of RMB 1.6 million ($0.2 million). As of the date of this report, the Company is obligated to make additional capital contribution of RMB 2.0 million ($0.3 million) to Dogness Network before December 31, 2020.

Capital Expenditure Commitment on the CIP

In connection with the Company’s construction-in-progress projects on Meijia and Dongguan Jiasheng, from July 2020 to September 2020, the Company made payments of RMB 31.5 million ($4.4 million) on these projects. As a result, the future minimum capital expenditure commitment on these CIP projects has decreased from approximately $22.3 million as of June 30, 2020 to approximately $17.9 million as of the date of this report (see Note 6).